Statements of Convertible Preferred Stock and Stockholders' Equity/(Deficit) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Issuance of common stock in IPO, discounts & commission		$ 861,948
Series A Convertible Preferred Stock [Member]
Transaction costs	$ 396,343
Series B Warrant [Member]
Transaction costs	$ 306,116